Commitments And Contingencies	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
Leases
The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows: $37 million in 2013; $28 million in 2014; $21 million in 2015; $16 million in 2016; $14 million in 2017; and $9 million in years thereafter. Rent expense under all operating leases was $44 million, $45 million and $36 million in fiscal years 2012, 2011 and 2010, respectively.
Product Liability Litigation
Silzone® Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone® coating, which the Company stopped selling in January 2000. The Company has vigorously defended against the claims that have been asserted and will continue to do so with respect to any remaining claims.
The Company's outstanding Silzone cases consist of one class action in Ontario, one individual case in Ontario and one proposed class action in British Columbia by the provincial health insurer. In Ontario, a trial on common issues commenced in February 2010 in a class action case involving Silzone patients. In June 2012, the Court ruled in the Company's favor on all nine common class issues and the Court ruled the case should be dismissed. An order dismissing that action has been signed by the trial judge. On September 14, 2012, counsel for the class filed an appeal with the Court of Appeal for the Province of Ontario. The parties will be exchanging written argument between March and September, 2013, and the appeal will likely be heard in November 2013. The proposed class action lawsuit by the British Columbia provincial health insurer seeks to recover the cost of insured services furnished or to be furnished to patients who were also class members in a British Columbia class action that was resolved in 2010. The British Columbia provincial health insurer recently consented to a dismissal of the action, and an order has been signed by the Court dismissing the case. The individual case in Ontario requests damages in excess of $1 million (claiming unspecified special damages, health care costs and interest). Based on the Company’s historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed.
The Company has recorded an accrual for probable legal costs, settlements and judgments for Silzone related litigation. The Company is not aware of any unasserted claims related to Silzone-coated products. For all Silzone legal costs incurred, the Company records insurance receivables for the amounts that it expects to recover based on its assessment of the specific insurance policies, the nature of the claim and the Company’s experience with similar claims. The Company’s current and final insurance layer for Silzone claims consists of $13 million of remaining coverage with two insurance carriers. To the extent that the Company’s future Silzone costs (the material components of which are settlements, judgments, legal fees and other related defense costs) exceed its remaining insurance coverage, the Company would be responsible for such costs. The Company has not recognized an expense related to any potential future damages as they are not probable or reasonably estimable at this time.
The following table summarizes the Company’s Silzone legal accrual and related insurance receivable at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Silzone legal accrual	$4	$22
Silzone insurance receivable	$3	$15

The Company has vigorously defended against the claims that have been asserted and expects to continue to do so with respect to any remaining claims. The Company has not recorded an expense related to any potential damages in connection with these matters because any potential loss is not probable or reasonably estimable.
Patent and Other Intellectual Property Litigation
Volcano Corporation & LightLab Imaging Litigation: The Company's subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Massachusetts state court and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a certain period of time.
After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the Court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute which prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company for reimbursement of attorneys' fees and double damages, which Volcano paid to the Company in July 2011. The Court also issued certain injunctions and declaratory relief. In January 2013, the Supreme Judicial Court for Massachusetts granted the Company's request to bypass the intermediary appellate court and has accepted the matter for its direct review.
In Delaware, Axsun and Volcano commenced an action in February 2010 against LightLab Imaging, seeking a declaration as to whether Axsun may supply a certain light source for use in OCT imaging systems to Volcano. Axsun's and Volcano's position is that this light source is not a tunable laser and hence falls outside Axsun's exclusivity obligations to Volcano. LightLab Imaging's position, asserted both in defense and in a counterclaim, is that this light source is a tunable laser, which LightLab Imaging's contract bars Axsun from supplying Volcano. Though the trial of this matter was expected to occur in early 2011, in a March 2011 ruling, the Delaware Court postponed the trial of this case because Axsun and Volcano did not yet have a finalized light source to present to the Court.
In May 2011, LightLab Imaging initiated a lawsuit against Volcano and Axsun in the Delaware state court. The suit seeks to enforce LightLab Imaging's exclusive contract with Axsun, and also alleges claims to prevent Volcano from interfering with that contract and to bar Axsun and Volcano from using LightLab Imaging confidential information and trade secrets, and to prevent Volcano and Axsun from violating a Massachusetts statute prohibiting unfair methods of competition and unfair or deceptive acts or practices relating to LightLab Imaging's tunable laser technology. In October 2011, LightLab Imaging filed an amended and supplemental complaint in this action, and in early November 2011, the Company received Volcano and Axsun's response, including a motion for judgment on the pleadings and a motion to stay the action. In May 2012, the Court granted Volcano's motion to stay the proceedings until Volcano provides notice of its intent to begin clinical trials or engage in other public activities with an OCT imaging system that uses a type of light source that is in dispute in the lawsuit. Volcano is under an order to provide such a notice at least 45 days before beginning such trials or engaging in such activities. In January 2013, the Company filed a motion with the court to lift the stay and allow the matter to proceed given certain statements and activities made by Volcano.
Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. In the suit, the Company asserted certain patents against Volcano and seeks injunctive relief and monetary damages. The infringed patents are part of the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008. Volcano filed counterclaims against the Company in this case, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe certain Volcano patents. The Company believes the assertions and claims made by Volcano are without merit. Jury trials on liability issues in this matter occurred in October 2012. On October 19, 2012 the jury ruled in favor of Volcano finding that certain Volcano patents do not infringe the Company's patents and that certain St. Jude Medical patents were invalid. Before the trial involving the patents Volcano asserted against the Company, Volcano advised the Company it would not proceed on one patent, and, as part of this decision, Volcano agreed not to assert a patent infringement claim against the Company involving that patent for any product, manufactured, marketed or sold by St. Jude Medical prior to October 20, 2012. On October 22, 2012, Volcano proceeded to trial on its three remaining patents, and on October 25, 2012, the jury ruled that the Company did not infringe these three patents. The Court entered judgment on the jury verdicts on January 9, 2013. The Company has filed a motion for judgment as a matter of law and for a new trial. Volcano has filed its own motion of judgment as a matter of law. If necessary, the Company will appeal to the appellate court and raise challenges to various issues related to the trial that resulted in the October 19, 2012 jury decision.
AorTech Biomaterial PTY Limited, AorTech International PLC and AorTech Medical Devices USA, Inc. & St. Jude Medical License & Supply Agreement Litigation: On October 16, 2012, the Company filed a lawsuit against AorTech Biomaterial PTY Limited, AorTech International PLC and AorTech Medical Devices USA, Inc. (collectively, AorTech), in Federal District Court for the Central District of California. The lawsuit sought declaratory and injunctive relief from AorTech's publicly announced intention to terminate the parties' License & Supply Agreement for Elast-Eon™, the raw material used in St. Jude Medical's Optim® insulation for certain leads. On October 18, 2012, the Company filed an Application for a Temporary Restraining Order (TRO), and on November 1, 2012, the Court granted the Company's TRO application, preventing AorTech from terminating or breaching the License and Supply Agreement. The TRO was extended by agreement of the parties and approval of the Court for several weeks and the matter has now been settled and the case dismissed in December 2012.
Securities and Other Shareholder Litigation
March 2010 Securities Class Action Litigation: In March 2010, a securities lawsuit seeking class action status was filed in federal district court in Minnesota against the Company and certain officers on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the Company failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for CRM devices. Class members allege that the Company's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. In December 2011, the Court issued a decision denying a motion to dismiss filed by the defendants in October 2010. On October 25, 2012, the Court granted plaintiffs' motion to certify the case as a class action, which defendants did not oppose. The discovery phase of the case is ongoing, and the Company intends to continue to vigorously defend against the claims asserted in this lawsuit.
June 2012 Securities Class Action Litigation: In June 2012, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and a company officer for alleged violations of the federal securities laws on behalf of all purchasers of the publicly traded securities of the Company between December 15, 2010 and April 4, 2012 who were damaged thereby. The complaint, which sought unspecified damages and other relief as well as attorneys' fees, alleged that the Company failed to disclose information concerning its Riata, QuickFlex and QuickSite leads. Class members alleged that the Company's failure to disclose this information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. On August 20, 2012, the plaintiff voluntarily dismissed its complaint against the Company.
December 2012 Securities Class Action Litigation: On December 7, 2012, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and an officer for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the Company between October 17, 2012 and November 20, 2012. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, challenges the Company’s disclosures concerning its high voltage cardiac rhythm lead products during the purported class period. On December 10, 2012, a second securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the Company between October 19, 2011 and November 20, 2012. The second complaint pursues similar claims and seeks unspecified damages and other relief as well as attorneys’ fees. Motions to consolidate the two cases and motions for appointment and selection of lead counsel and lead plaintiff were filed on February 5, 2013. The Company expects that these actions will be consolidated. The Company intends to vigorously defend against the claims asserted in these lawsuits.

December 2012 Derivative Litigation: On December 14, 2012, a shareholder derivative action was initiated in
Minnesota state court in Ramsey County, on behalf of the Company, against members of St. Jude Medical’s Board of Directors as well as certain officers of the Company. The plaintiffs in this action allege breach of fiduciary duty, waste of corporate assets and unjust enrichment. The claims center around and involve the Company’s high voltage cardiac rhythm lead products and related activities and events. No damages are sought against the Company. The Defendants in this matter intend to vigorously defend against the claims asserted in this lawsuit.

Other than disclosed above, the Company has not recorded an expense related to any potential damages in connection with these litigation matters because any potential loss is not probable or reasonably estimable. Additionally, other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.
Governmental Investigations
In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the DOJ. The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for ICDs and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of the Company's major competitors. In addition, on August 31, 2012 the Company received a CID from the Civil Division of the DOJ requesting documents related to St. Jude Medical's Riata® and Riata ST® silicone-insulated products.  The CID appears to relate to a review of whether circumstances surrounding the Company's Riata® and Riata ST® defibrillator lead products caused the submission of false claims to federal healthcare programs. Finally, on September 20, 2012, the Office of Inspector General for the Department of Health and Human Services (OIG) issued a subpoena requiring the Company to produce certain documents related to payments made by the Company to healthcare professionals practicing in California, Florida, and Arizona, as well as policies and procedures related to payments made by the Company to non-employee healthcare professionals.
The Company is cooperating with these investigations and is responding to these requests. However, the Company cannot predict when these investigations will be resolved, the outcome of these investigations or their impact on the Company. The Company has not recorded an expense related to any potential damages in connection with these governmental matters because any potential loss is not probable or reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, that may result from these matters.
Regulatory Matters
In late September 2012, the FDA commenced an inspection of the Company's Sylmar, California facility, and, following such inspection, issued eleven observations on a Form 483. In early November 2012, the Company's provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated January 10, 2013 from the FDA relating to these non-conformities with respect to its Sylmar, California facility. The warning letter does not identify any specific concerns regarding the performance of, or indicate the need for any field or other action regarding, any particular St. Jude Medical product. The Sylmar, California facility will continue to manufacture CRM devices while the Company works with the FDA to address its concerns.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain observed nonconformities with current Good Manufacturing Practice (cGMP). Following the receipt of the Form 483, the Company provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these non-conformities with respect to its legacy Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.
With respect to both of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.
Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's observations and requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.